UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Date of Report (Date of earliest event reported):
October 15, 2010
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Wholesale Auto Receivables LLC
(Exact name of securitizer as specified in its charter)
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025-00319	0000894360
(Commission File Number of securitizer)	(Central Index Key Number of securities)
Richard V. Kent, General Counsel, (313) 656-5500
Name and telephone number, including area code, of the person to contact in connection with this filing
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Wholesale Auto Receivables LLC, as securitizer, is filing this Form ABS-15G in order to terminate its reporting obligation pursuant to Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240. 15Ga-1(c)(3)), in respect of all asset-backed securities securitized by it and satisfied prior to the reporting period in the auto floorplan finance asset class. The final distribution related to the last outstanding asset-backed security securitized by Wholesale Auto Receivables LLC, as securitizer, was made on October 15, 2010.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WHOLESALE AUTO RECEIVABLES LLC

(Securitizer)

By: /s/ Shilpi Dekarske
Name: Shilpi Dekarske
Title: Vice President

Date: February 11, 2013